Transfers of Financial Assets (Tables)	12 Months Ended
Mar. 31, 2021
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Carrying Amounts and Fair Values of Transferred Financial Assets that did not Qualify for Derecognition and Associated Financial Liabilities
The following tables show the carrying amounts and fair values of transferred financial assets that did not qualify for derecognition and their associated financial liabilities at March 31, 2021 and 2020:

	At March 31, 2021
	Repurchase agreements and securities lending transactions	Loans and advances
		Residential mortgages	Corporate loans
	(In millions)
Carrying amount of assets	¥9,837,768	¥1,522,945	¥849,842
Carrying amount of associated liabilities	8,561,981	1,207,662	788,300

For those liabilities that have recourse only to the transferred assets:
Fair value of assets	¥—	¥1,720,956	¥855,254
Fair value of associated liabilities	—	1,263,296	788,300

Net position	¥—	¥457,660	¥66,954

	At March 31, 2020
	Repurchase agreements and securities lending transactions	Loans and advances
		Residential mortgages	Corporate loans
	(In millions)
Carrying amount of assets	¥8,068,054	¥1,545,664	¥1,083,861
Carrying amount of associated liabilities	7,911,064	1,234,536	761,080

For those liabilities that have recourse only to the transferred assets:
Fair value of assets	¥—	¥1,740,057	¥1,088,121
Fair value of associated liabilities	—	1,286,803	761,128

Net position	¥—	¥453,254	¥326,993